REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS	9 Months Ended
Mar. 31, 2026
Revision Of Prior Period Financial Statements
REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

NOTE 3 – REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

Certain prior period amounts for the nine months ended March 31, 2025 have been revised to reflect corrections identified by management relating to the Company’s previously issued financial statements for the year ended June 30, 2025, which the Company expects to address in an amendment to its Annual Report on Form 10-K for the year ended June 30, 2025.

The Company evaluated the materiality of these corrections and concluded that they were not material to the previously issued interim financial statements. Accordingly, the Company has revised the prior period amounts in the accompanying unaudited condensed consolidated financial statements.

The revisions had no impact on previously reported net loss, earnings per share, total assets or total cash flows. However, as disclosed in Note 24, the revisions resulted in changes to the classification and presentation of certain line items within the consolidated balance sheet and consolidated statements of changes in stockholders’ equity. See Note 24 for the nature of the revisions, including the impacted financial statement line items and reporting periods, in accordance with ASC 250-10-50-7 through 50-12.